Schedule I-Condensed Financial Information of Registrant Ollie's Bargain Outlet Holdings, Inc. (parent company only) Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2015	May. 02, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Net sales	$ 174,565		$ 150,005	$ 518,968	$ 437,310	$ 637,975	$ 540,718
Cost of sales	104,641		90,410	314,943	263,108	384,465	323,908
Gross profit	69,924		59,595	204,025	174,202	253,510	216,810
Selling, general and administrative expenses	51,796		44,063	147,242	126,066	178,832	153,807
Depreciation and amortization expenses	1,810		1,773	5,265	5,291	6,987	8,011
Pre-opening expenses	2,380		1,132	5,252	4,186	4,910	4,833
Operating income	13,938		12,627	46,266	38,659	62,781	50,159
Interest expense, net	3,289		4,754	12,286	13,796	19,103	19,341
Income before income taxes	10,649		7,873	31,629	24,192	43,678	30,818
Income tax expense	3,887		3,022	11,854	9,285	16,763	11,277
Net income	$ 6,762	$ 6,700	$ 4,851	$ 19,775	$ 14,907	26,915	19,541
Ollie's Bargain Outlet, Inc. [Member]
Net sales						0	0
Cost of sales						0	0
Gross profit						0	0
Selling, general and administrative expenses						0	0
Depreciation and amortization expenses						0	0
Pre-opening expenses						0	0
Operating income						0	0
Interest expense, net						0	0
Income before income taxes						0	0
Income tax expense						0	0
Income before equity in net income of subsidiaries						0	0
Net income of subsidiaries						26,915	19,541
Net income						$ 26,915	$ 19,541